Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income
Changes in accumulated other comprehensive income (“AOCI”), net of tax, by component are as follows:

	Year Ended December 31,
(amounts in millions)	2016	2015	2014
Beginning of period	$19	$20	$58
Other comprehensive income (loss) before reclassifications:
Actuarial gain (loss) and plan amendments (net of tax of $3, zero, and zero, respectively)	2	3	(33)
Amounts reclassified from accumulated other comprehensive income:
Settlement cost (net of tax of zero) (1)	5	—	—
Amortization of unrecognized prior service credit and actuarial gain (net of tax of zero, zero, and zero, respectively) (2)	(5)	(4)	(5)
Net current period other comprehensive income (loss), net of tax	2	(1)	(38)
End of period	$21	$19	$20
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(1)
Amount is related to the EEI other post-employment benefit plan settlement cost and was recorded in Operating and maintenance expense in our consolidated statements of operations. Please read Note 19—Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans for further discussion.

(2)
Amounts are associated with our defined benefit pension and other post-employment benefit plans and are included in the computation of net periodic pension cost. Please read Note 19—Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans for further discussion.